Financial Assets At Fair Value Through Profit Or Loss And Stock Loan (Tables)	12 Months Ended
Dec. 31, 2021
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Abstract]
Summary of financial assets at fair value through profit or loss and stock loan

	As of December 31,
	2020	2021
	HK$	HK$
Financial assets at fair value through profit or loss, other than stock loan	1,377,856,715	2,574,695,685
Stock loan	878,483,400	211,331,400

Total financial assets at fair value through profit or loss	2,256,340,115	2,786,027,085

Listed equity shares, at quoted price
—Investment A	1,001,399,213	1,055,407,260

Total listed equity shares, at quoted price	1,001,399,213	1,055,407,260

Unlisted equity shares
—Investment B	85,706,112	86,195,893
—Investment C	24,111,436	21,954,381
—Investment D	190,038,137	—
— Investment E (Note 27( A )(ii))	892,565,280	1,120,244,487
—Investment F	—	9,979,264
— Investment G (Note 27( A )(ii))	—	480,700,000
—Investment H	—	11,545,800

Total unlisted equity shares	1,192,420,965	1,730,619,825

Unlisted equity linked notes
—Investment I	62,519,937	—

Total unlisted equity linked notes	62,519,937	—

	2,256,340,115	2,786,027,085